Commitments and Contingent Liabilities (Details)	6 Months Ended
Jun. 30, 2026
Commitments and Contingent Liabilities [Abstract]
Percentage of royalties	4.00%
Maximum aggregate royalties paid	100.00%
Term of annual interest	12 months